PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT	Premises and Equipment

Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2019	2018
Land and land improvements	$54,958	$57,701
Buildings	163,277	161,817
Furniture and fixtures	74,881	66,567
Leasehold improvements	31,728	29,086
Construction in progress	4,096	5,731
	328,940	320,902

Less: Accumulated depreciation and amortization	114,434	105,250
Total	$214,506	$215,652

Rental expense recorded under operating leases in 2019, 2018 and 2017 was $11.2 million, $9.1 million and $7.1 million, respectively.